Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Inventories
Concentrates	$ 1,159	$ 2,971
Ore stockpiles	2,939	1,767
Spare parts and supplies	6,127	5,966
Total	$ 10,225	$ 10,704